Warrants - Schedule of Assumptions Used in Calculation of Fair Value of the Options Exchanged (Detail) - Warrant	1 Months Ended
Sep. 30, 2014 $ / shares
Class Of Warrant Or Right [Line Items]
Fair market value of one share of common stock	$ 10,374
Aggregate exercise price of 2,100 warrants	$ 21,000
Risk Free Rate	0.61%
Dividend yield	0.00%
Expected volatility	37.23%
Contractual Term	1 year 11 months 19 days